Note 10 - Summary of Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10.	Summary of Stock Options

Stock Option Plans

The Company has issued equity awards in the form of stock options from three employee benefit plans. The plans include the PLC 2005 Stock Incentive Plan (the “2005 Plan”), the Viveve Amended and Restated 2006 Stock Plan (the “2006 Plan”) and the PLC 2013 Stock Option and Incentive Plan (the “2013 Plan”).

The 2005 Plan was adopted by PLC's Board of Directors and approved by its stockholders. 22,095 shares of common stock remain reserved for issuance under the 2005 Plan. The Company does not intend to grant further awards from the 2005 Plan, however, it will continue to administer the 2005 Plan until all outstanding awards are exercised, expire, terminate or are forfeited. There are currently outstanding stock option awards issued from the 2005 Plan covering a total of 22,095 shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is $12.83 per share and the weighted average remaining contractual term is 8.80 years.

The 2006 Plan was adopted by the Board of Directors of Viveve and was terminated in conjunction with the Merger. Outstanding stock option awards have been assumed by the Company and will continue to be administered in accordance with the terms of the 2006 Plan until such awards are exercised, expire, terminate or are forfeited. There are currently outstanding stock option awards issued from the 2006 Plan covering a total of 324,820 shares of the Company’s common stock and no shares available for future awards. The weighted average exercise price of the outstanding stock options is $1.55 per share and the weighted average remaining contractual term is 8.06 years. Additionally, prior to the Merger, the Board of Directors voted to accelerate the vesting of all unvested options that were outstanding as of the date of the Merger such that all options would be immediately vested and exercisable by the holders. Furthermore, at the Merger, outstanding options to purchase shares of Viveve, Inc. common stock issued from the 2006 Plan were converted into options to purchase shares of the Company’s Common Stock (rounded down to the nearest whole share). The number of shares of the Company’s common stock into which the 2006 Plan options were converted was determined by multiplying the number of shares covered by each 2006 Plan option by the exchange ratio of 0.0080497. The exercise price of each 2006 Plan option was determined by dividing the exercise price of each 2006 Plan option immediately prior to the Merger by the exchange ratio of 0.0080497 (rounded up to the nearest cent).

The 2013 Plan was also adopted by PLC's Board of Directors and approved by its stockholders. The 2013 Plan is administered by the Compensation Committee of the Company’s Board of Directors (the “Administrator”). Under the 2013 Plan, the Company may grant to eligible participants awards of equity which may take the form of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted, deferred or unrestricted stock awards, performance based awards or dividend equivalent rights. Awards may be granted to officers, employees, non-employee Directors (as defined in the 2013 Plan) and other key persons (including consultants and prospective employees). The term of any stock option award may not exceed 10 years and may be subject to vesting conditions, as determined by the Administrator. Options granted generally vest over four years. Incentive stock options may be granted only to employees of the Company or any subsidiary that is a “subsidiary corporation” within the meaning of Section 424(f) of the Internal Revenue Code. The exercise price of any stock option award cannot be less than the fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than 10% of the Company’s outstanding voting power must have an exercise price of no less than 110% of the fair market value of the Company’s common stock and a term that does not exceed five years. There are currently outstanding stock option awards issued from the 2013 Plan covering a total of 1,947,619 shares of the Company’s common stock and there remain reserved for future awards 839,148 shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is $0.80 per share. Concurrent with the Merger, the stockholders approved an amendment to the 2013 Plan to increase the number of shares reserved under the 2013 Plan from 113,826 to 3,111,587.

Activity under the 2005 Plan, the 2006 Plan and the 2013 Plan is as follows:

	Outstanding Options
			Weighted
		Weighted	Average
	Number	Average	Remaining
	of	Exercise	Contractual
	Shares	Price	Term (years)

Options outstanding as of December 31, 2013	363,413	$2.94	8.80
Options granted	1,901,476	$0.60
Options assumed from PLC	68,238	$10.24
Options canceled	(38,593)	$1.75
Options outstanding as of September 30, 2014	2,294,534	$1.02	9.67

As of September 30, 2014, the Company had 839,148 shares available for grant.

The options outstanding and exercisable as of September 30, 2014 are as follows:

			Options Outstanding			Options Exercisable
					Weighted
			Number	Weighted	Average	Number	Weighted
			Outstanding	Average	Remaining	Exercisable	Average
Range of			as of	Exercise	Contractual	as of	Exercise
Exercise Prices			September 30, 2014	Price	Term (Years)	September 30, 2014	Price

	$0.12		320	$0.12	2.21	320	$0.12
	$0.60		1,901,476	$0.60	10.00	20,000	$0.60
	$1.24		314,036	$1.24	8.15	314,036	$1.24
$7.00	-	$9.00	59,372	$8.63	8.28	59,372	$8.63
$12.00	-	$18.63	19,081	$15.29	6.79	19,081	$15.29
	$37.00		250	$37.00	3.72	250	$37.00
			2,294,535	$1.02	9.67	413,059	$2.94

Stock-Based Compensation

During the three and nine months ended September 30, 2014, the Company granted stock options to employees to purchase 1,901,476 shares of common stock with a weighted average grant date fair value of $0.32 per share. Stock-based compensation expense recognized during the three months ended September 30, 2014 and 2013 was $113,345 and $16,284 respectively. Stock-based compensation expense recognized during the nine months ended September 30, 2014 and 2013 was $143,643 and $66,001, respectively. As of September 30, 2014, the total unrecognized compensation cost in connection with unvested stock options was approximately $567,000. These costs are expected to be recognized over a period of approximately 3.26 years. The aggregate intrinsic value of options outstanding as of September 30, 2014 was approximately $1.7 million. There were no options exercised during the nine months ended September 30, 2014 and 2013.

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service period of the awards. The fair value of employee stock options granted was estimated using the following assumptions:

	Nine Months Ended
	September 30,
	2014	2013

Expected term (in years)	5	5
Average volatility	61%	67%
Risk-free interest rate	1.80%	0.87%
Dividend yield	0%	0%

Option-pricing models require the input of various subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility is based on analysis of the Company’s stock price history over a period commensurate with the expected term of the options, trading volume of comparable companies’ stock, look-back volatilities and Company specific events that affected volatility in a prior period. The expected term of employee stock options represents the weighted average period the stock options are expected to remain outstanding and is based on the history of exercises and cancellations on all past option grants made by the Company, the contractual term, the vesting period and the expected remaining term of the outstanding options. The risk-free interest rate is based on the U.S. Treasury interest rates whose term is consistent with the expected life of the stock options. No dividend yield is included as the Company has not issued any dividends and does not anticipate issuing any dividends in the future.

The following table shows stock-based compensation expense included in the condensed consolidated statements of operations for the three and nine months ended September 30, 2014 and 2013:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013

Research and development	$101	$976	$667	$(7,016)
General and administrative	113,245	15,308	142,976	73,017
Total	$113,346	$16,284	$143,643	$66,001

10.	Stock Option Plan

In February 2006, the Company adopted the 2006 Stock Option Plan (the “Plan”) under which the Board of Directors may issue incentive and nonqualified stock options to employees, directors, and consultants. The Board of Directors has the authority to determine to whom options will be granted, the number of options, the term and the exercise price. If an individual owns stock representing more than 10% of the outstanding shares, the price of each option shall be at least 110% of the fair market value, as determined by the Board of Directors. The exercise price of an incentive stock option and a nonqualified stock option shall not be less than 100% and 85%, respectively, of the fair market value of the common stock on the date of grant. All options granted have a term of ten years, other than options granted to individuals holding more than 10% of the total outstanding shares which have a term of five years. Options granted generally vest over four years.

Activity under the Plan is as follows:

		Outstanding Options
				Weighted
	Shares		Weighted	Average
	Available	Number	Average	Remaining
	for	of	Exercise	Contractual
	Grant	Shares	Price	Term (years)

Shares reserved at plan inception	1,000,000	-	$-
Options granted	(51,500)	51,500	0.001
Balances as of December 31, 2006	948,500	51,500	0.001	9.96
Additional shares reserved	2,000,000	-	-
Options granted	(867,000)	867,000	0.06
Options forfeited	5,000	(5,000)	0.001
Balances as of December 31, 2007	2,086,500	913,500	0.06	9.82
Options granted	(72,500)	72,500	0.06
Balances as of December 31, 2008	2,014,000	986,000	0.06	8.87
Options granted	(1,892,029)	1,892,029	0.06
Options exercised	-	(322,395)	0.06
Options forfeited	377,605	(377,605)	0.06
Balances as of December 31, 2009	499,576	2,178,029	0.06	9.00
Additional shares reserved	461,957	-	-
Options granted	(771,412)	771,412	0.05
Options exercised	-	(173,455)	0.001
Options forfeited	12,500	(12,500)	0.06
Balances as of December 31, 2010	202,621	2,763,486	0.06	8.40
Additional shares reserved	500,000	-	-
Options granted	(345,000)	345,000	0.12
Options exercised	-	(9,000)	0.001
Options forfeited	139,000	(139,000)	0.06
Repurchase of restricted stock options	5,250	-
Balances as of December 31, 2011	501,871	2,960,486	0.07	7.70
Additional shares reserved	80,000,000	-	-
Options granted	(43,694,521)	43,694,521	0.01
Options exercised	-	(1,866,903)	0.07
Balances as of December 31, 2012	36,807,350	44,788,104	0.01	9.74
Options granted	(11,873,890)	11,873,890	0.01
Options cancelled	11,515,876	(11,515,876)	0.01
Balances as of December 31, 2013	36,449,336	45,146,118	$0.01	8.80

Options vested and expected to vest as of December 31, 2013		43,338,910	$0.01	8.80
Options vested as of December 31, 2013		15,025,985	$0.02	8.60

The options outstanding and exercisable as of December 31, 2013 are as follows:

	Options Outstanding		Options Vested
		Weighted
		Average		Weighted
		Remaining		Average
Exercise	Number	Contractual	Number	Exercise
Price	Outstanding	Life (Years)	of Options	Price

$0.001	40,000	2.95	40,000	$0.001
0.06	980,250	5.68	921,104	0.06
0.15	514,833	7.94	447,055	0.15
0.01	43,611,035	8.89	13,617,826	0.01
	45,146,118	8.80	15,025,985	$0.02

Stock-Based Compensation Associated with Awards to Employees

During the years ended December 31, 2012 and 2013, the Company granted stock options to employees to purchase 38,996,262 and 11,788,890 shares of common stock with a weighted average grant date fair value of $0.03262 and $0.00559 per share, respectively. Stock-based compensation expense recognized during the years ended December 31, 2012 and 2013 and, cumulatively, for the period from September 21, 2005 (date of inception) to December 31, 2013, includes compensation expense for stock-based awards granted to employees of $102,511, $94,021 and $282,032 respectively. As of December 31, 2013, there was total unrecognized compensation costs of $129,937 related to these stock options. These costs are expected to be recognized over a period of approximately 1.74 years. The total fair value of employee options vested during the years ended December 31, 2012 and 2013 was $54,199 and $139,914, respectively. The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2012 and 2013 was $2,322 and $322, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2012 and 2013 was $0.

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service period of the awards. The fair value of employee stock options granted was estimated using the following assumptions:

			Cumulative for the Period
			September 21, 2005
			(Date of Inception) to
	2012	2013	December 31, 2013

Expected term (in years)	5.00	5.00	5.00 - 6.25
Expected volatility	68%	67%	60% - 79%
Risk-free interest rate	0.76% - 0.84%	0.84%	0.76% - 4.7%
Dividend yield	0%	0%	0%

Expected Term

The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding. The Company derived the expected term based on expected terms for similar entities, referred to as “guideline” companies, as the Company did not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. In evaluating similarity, the Company considered factors such as industry, stage of life cycle and size.

Volatility

Since the Company is a private entity with no historical data regarding the volatility of its common stock, the expected volatility used is based on volatility of similar entities, referred to as “guideline” companies. In evaluating similarity, the Company considered factors such as industry, stage of life cycle and size.

Risk-Free Interest Rate

The risk-free rate is based on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options.

Dividend Yield

The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future and, therefore, used an expected dividend yield of zero in the valuation model.

Forfeitures

The Company estimates forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest. All stock-based payment awards are amortized on a straight-line basis over the requisite service periods of the awards, which are generally the vesting periods. If the Company’s actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.

Stock-Based Compensation for Nonemployees

During the years ended December 31, 2012 and 2013, the Company granted options to purchase 4,698,259 and 85,000 shares of common stock to nonemployees, respectively. Stock-based compensation expense related to stock options granted to nonemployees is recognized as the stock options are earned. The Company believes that the fair value of the stock options is more reliably measurable than the fair value of the services received. The stock-based compensation expense will fluctuate as the estimated fair value of the common stock fluctuates. During the years ended December 31, 2012 and 2013 and, cumulatively, for the period from September 21, 2005 (date of inception) to December 31, 2013, the Company recorded $6,686, ($6,593) and $9,183, respectively, of stock-based compensation expense related to nonemployees. The fair value of nonemployee stock options granted was estimated using the following assumptions:

			Cumulative for the Period
			September 21, 2005
			(Date of Inception) to
	2012	2013	December 31, 2013

Contractual term (in years)	4 - 10	3 - 10	3 - 10
Expected volatility	68%	67%	60% - 79%
Risk-free interest rate	0.72% - 1.78%	0.78% - 3.04%	0.56% - 4.7%
Dividend yield	0%	0%	0%